SEGMENT INFORMATION (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	$ 21,933	$ 25,370	$ 31,147
HONG KONG [Member]
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	6,148	5,933	8,560
Other Asian Countries [Member]
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	1,415	995	1,898
Europe [Member]
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	13,503	14,030	15,069
North America [Member]
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	$ 867	$ 4,412	$ 5,620